Income taxes - Variations of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of tax expense
Income (loss) before income taxes	$ 14,947	$ 87,537
Statutory tax rates (in percent)	2650.00%	2650.00%
Income tax expense at statutory income tax rate	$ 3,961	$ 23,197
Permanent difference items	(3,974)	2,564
Foreign income tax rate differences	(23,692)	(22,071)
Adjustments in respect of prior year	426	(2,385)
Change in unrecognized deductible (taxable) temporary differences	14,675	(2,600)
Share-based payments	23,259	26,984
Other	988	(107)
Total tax expense	$ 15,643	$ 25,582